Equity Compensation -Summary of Changes to Number of RS-Ps (Details) - Performance Share Units - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	1,010,000	699,000
Number of shares forfeited		(12,000)
Number of shares granted	0	323,000
Number of shares cancelled	(11,000)
Number of shares outstanding balance	999,000	1,010,000